Document and Entity Information	0 Months Ended
Feb. 28, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2014
Registrant Name	DREYFUS BASIC MONEY MARKET FUND, INC
Central Index Key	0000885409
Amendment Flag	false
Document Creation Date	Jun. 26, 2014
Document Effective Date	Jul. 01, 2014
Prospectus Date	Jul. 01, 2014
DREYFUS BASIC MONEY MARKET FUND, INC | DREYFUS BASIC MONEY MARKET FUND, INC
Risk/Return:
Trading Symbol	DBAXX